Stock option and bonus plans	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Stock option and bonus plans
14	Stock option and bonus plans

(a)	1996 Stock Option Plan

In October 1996, the Company’s Board of Directors approved the 1996 Stock Option Plan and 1996 Non-Employee Directors’ Stock Option Plan. Under the 1996 Stock Option Plan, the Company may grant options of common stock to certain employees and directors of the Company for a maximum of 900,000 shares. The 1996 Stock Option Plan is administered by a committee appointed by the Board of Directors which determines the terms of options granted, including the exercise price, the option periods and the number of shares to be subject to each option. The exercise price of options granted under the 1996 Stock Option Plan may be less than the fair market value of the common shares on the date of grant. The maximum term of options granted under the 1996 Stock Option Plan is 10 years. The right to acquire the common shares is not assignable except for certain conditions stipulated in the 1996 Stock Option Plan.

Under the 1996 Non-Employee Directors’ Stock Option Plan, the non-employee directors were automatically granted stock options on the third business day following the day of each annual general meeting of the Company to purchase shares of common stock. The maximum number of authorized shares under the 1996 Non-Employee Directors’ Stock Option Plan was 600,000. The exercise price of all options granted under the 1996 Non-Employee Directors’ Stock Option Plan shall be one hundred percent of the fair market value per share of the common shares on the date of grant. The maximum term of options granted under the 1996 Non-Employee Directors’ Stock Option Plan is 10 years. No stock option may be exercised during the first six months of its term except for certain conditions provided in the 1996 Non-Employee Directors’ Stock Option Plan. The right to acquire the common shares is not assignable except for under certain conditions stipulated in the 1996 Non-Employee Directors’ Stock Option Plan.

On November 16, 2006, the Board of Directors of the Company voted to rescind the Company’s 1996 Non-Employee Directors’ Stock Option Plan (the “Non-Employee Directors’ Plan”). All options previously granted under the Non-Employee Directors’ Plan have expired pursuant to their terms of grant.

During the fiscal years ended March 31, 2017, 2018 and 2019, no shares or share options were granted under the 1996 Stock Option Plan.

(b)	2004 Stock Bonus Plan

On September 7, 2004, the Company’s stockholders adopted the 2004 Stock Bonus Plan (the “Stock Bonus Plan”) which authorizes the issuance of up to five hundred thousand (500,000) shares of the Company’s common stock in the form of stock bonus.

The purpose of this Stock Bonus Plan is to (i) induce key employees to remain in the employment of the Company or of any subsidiary of the Company; (ii) encourage such employees to secure or increase their stock ownership in the Company; and (iii) reward employees, non-employee directors, advisors and consultants for services rendered or to be rendered to or for the benefit of the Company or any of its subsidiaries. The Company believes that the Stock Bonus Plan will promote continuity of management and increase incentive and personal interest in the welfare of the Company.

The Stock Bonus Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The existing Committee members are Mr. Anthony So and Mr. Woo Ping Fok. The Committee has the authority, in its sole discretion: (i) to determine the parties to receive bonus stock, the times when they shall receive such awards, the number of shares to be issued and the time, terms and conditions of the issuance of any such shares; (ii) to construe and interpret the terms of the Stock Bonus Plan; (iii) to establish, amend and rescind rules and regulations for the administration of the Stock Bonus Plan; and (iv) to make all other determinations necessary or advisable for administering the Stock Bonus Plan.

(c)	2004 Stock Option Plan

On March 23, 2004, the Company’s stockholders adopted the 2004 Stock Option Plan (the “2004 Plan”) which provides for the grant of up to six hundred thousand (600,000) shares of the Company’s common stock in the form of stock options, subject to certain adjustments as described in the 2004 Plan. At the Annual Meeting of Stockholders held on March 20, 2015, the stockholders approved an amendment to the 2004 Plan to increase the number of shares that could be granted from 600,000 to 850,000.

The purpose of the 2004 Plan is to secure key employees to remain in the employment of the Company and to encourage such employees to secure or increase on reasonable terms their common stock ownership in the Company. The Company believes that the 2004 Plan promotes continuity of management and increased incentive and personal interest in the welfare of the Company.

The 2004 Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The current committee members are Mr. Anthony So and Mr. Woo Ping Fok. The committee determines the specific terms of the options granted, including the employees to be granted options under the plan, the number of shares subject to each option grant, the exercise price of each option and the option period, subject to the requirement that no option may be exercisable more than 10 years after the date of grant. The exercise price of an option may be less than the fair market value of the underlying shares of common stock. No options granted under the plan will be transferable by the optionee other than by will or the laws of descent and distribution, and each option will be exercisable during the lifetime of the optionee only by the optionee.

The exercise price of an option granted pursuant to the 2004 Plan may be paid in cash, by the surrender of options, in common stock, in other property, including a promissory note from the optionee, or by a combination of the above, at the discretion of the committee.

On July 15, 2015, 850,000 options, all with an exercise price of $1.50 per share, had been granted to officers and directors of the Company under the 2004 Plan, all of which remained outstanding as of March 31, 2019. The options for 425,000 shares will expire on March 31, 2020, and options for 425,000 shares will expire on March 31, 2025. Options granted under the 2004 Plan vest immediately and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine.

(d)	A summary of the stock options activity is as follows:

	Number of options	Weighted Average Exercise Price

Balance, March 31, 2017, 2018 and 2019	850,000	$1.50

(e)	The following table summarizes information about all stock options of the Company outstanding as at March 31, 2019:

Weighted average exercise price	Number outstanding at March 31, 2019	Weighted average remaining life (years)	Exercisable shares at March 31, 2019

$1.50	850,000	3.5	850,000

The intrinsic value of options outstanding and exercisable was approximately $1,204,000 on March 31, 2019. The intrinsic value represents the pre-tax intrinsic value (the difference between the closing stock price of the Company’s common stock on the balance sheet date and the exercise price for both the outstanding and exercisable options) that would have been received by the option holders if all options had been exercised on March 31, 2019.

New shares will be issued by the Company upon future exercise of stock options.

(f)	Stock-based compensation expense is recognized on a straight-line basis over the respective vesting periods, or at the time of option granting if there are no vesting periods. The fair value of the options granted was estimated on the date of granting using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:
For the Fiscal Year Ended March 31,
	2017	2018	2019

Risk-free interest rate (1)	N/A	N/A	N/A
Expected life (years) (2)	N/A	N/A	N/A
Expected dividend yield (3)	N/A	N/A	N/A
Volatility (4)	N/A	N/A	N/A
Fair value of options at grant date per share	N/A	N/A	N/A

(1) Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the interest rate on U.S. Treasury zero-coupon bonds issued with remaining terms similar to the expected term of the options granted.

(2) Expected life (years)

Assumption of the expected term was based on the vesting and contractual terms and employee demographics.

(3) Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4) Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718.

The Company recorded no compensation expense in selling, general and administrative expenses during the fiscal years ended March 31, 2017, 2018 and 2019.